Selling and Distribution Expenses (Details) - Schedule of selling and distribution expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling and distribution expenses [Abstract]
Personnel expenses, note 23(b)	S/ 33,867	S/ 26,283	S/ 26,818
Third-party services	9,733	7,326	8,636
Advertising and promotion	5,637	3,285	6,981
Allowance for expected credit losses, note 7(d)	563	1,582	1,452
Other	1,720	1,677	646
Total selling and distribution expenses	S/ 51,520	S/ 40,153	S/ 44,533